Schedule of Investments (unaudited)	iShares® Global Timber & Forestry ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.1%
Klabin SA(a)	2,194,423	$11,621,115
Suzano SA(a)	977,781	11,757,827
		23,378,942
Canada — 14.0%
Canfor Corp.(a)	366,841	8,392,716
Interfor Corp.	402,600	10,081,239
West Fraser Timber Co. Ltd.(b)	386,921	27,776,783
		46,250,738
Finland — 9.3%
Metsa Board OYJ	541,691	5,572,264
Stora Enso OYJ, Class R	660,413	12,059,734
UPM-Kymmene OYJ	340,260	12,881,523
		30,513,521
Ireland — 4.4%
Smurfit Kappa Group PLC	267,541	14,549,765

Japan — 9.2%
Daio Paper Corp.	392,000	6,488,946
Nippon Paper Industries Co. Ltd.	311,900	3,498,640
Oji Holdings Corp.	1,875,000	10,775,112
Sumitomo Forestry Co. Ltd.	524,300	9,597,666
		30,360,364
South Africa — 1.5%
Sappi Ltd.(a)	1,688,550	4,880,774

Sweden — 14.2%
BillerudKorsnas AB	559,167	11,102,078
Holmen AB, Class B	282,707	12,769,922
Svenska Cellulosa AB SCA, Class B	1,385,754	22,729,380
		46,601,380
United Kingdom — 4.0%
Mondi PLC	498,921	13,135,728
Security	Shares	Value

United States — 35.8%
CatchMark Timber Trust Inc., Class A	297,629	$3,482,259
Domtar Corp.(a)	167,880	9,226,685
International Paper Co.	243,229	14,912,370
PotlatchDeltic Corp.	408,429	21,708,001
Rayonier Inc.	814,580	29,267,860
Westrock Co.	254,698	13,555,028
Weyerhaeuser Co.	746,639	25,699,314
		117,851,517
Total Common Stocks — 99.5%
(Cost: $306,295,611)		327,522,729

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	18,698,325	18,709,544
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,250,000	1,250,000
		19,959,544
Total Short-Term Investments — 6.1%
(Cost: $19,959,544)		19,959,544

Total Investments in Securities — 105.6%
(Cost: $326,255,155)		347,482,273

Other Assets, Less Liabilities — (5.6)%		(18,498,596)

Net Assets — 100.0%.		$328,983,677

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$18,709,544	(a)	$—	$—	$—	$18,709,544	18,698,325	$1,046	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	530,000	720,000	(a)	—	—	—	1,250,000	1,250,000	6		—
					$—	$—	$19,959,544		$1,052		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Timber & Forestry ETF
June 30, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P 500 E-Mini Index	6	09/17/21	$1,287	$8,068

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$187,481,197	$140,041,532	$—	$327,522,729
Money Market Funds	19,959,544	—	—	19,959,544
	$207,440,741	$140,041,532	$—	$347,482,273
Derivative financial instruments(a)
Assets
Futures Contracts	$8,068	$—	$—	$8,068

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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